Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 2,508	€ 1,896
Transfers Into Level 3	0	0
Transfers Out of Level 3	(455)	(201)
Purchases	1,076	728
Sales	(852)	(233)
Gains/losses - Included in financial income, net	2,348	501
Assets at the end of the period	4,881	2,508
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	1,789	376
Exchange differences
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income	€ 256	€ (183)